ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED EXPENSES Disclosure [Abstract]
Accrued marketing	$ 1,787	$ 2,108
Trade accounts payable	2,719	2,539
Other accrued expenses	3,560	3,277
Accrued compensation	918	877
Sales, payroll and other taxes	362	372
Container deposits	187	173
Accounts payable and accrued expenses	$ 9,533	$ 9,346